DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Liquidity (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jun. 15, 2023	Dec. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 16, 2022	May 24, 2022	Jan. 28, 2022	Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash operating bank account			$ 3,904,000	$ 9,414,000				$ 30,301,000
MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Operating bank accounts				153,563
Cash operating bank account			103,975	153,563				200,884
Working capital			5,839,316	$ 2,114,252
Maximum borrowing capacity of related party promissory note					$ 468,821
Share price				$ 0.04
Amount of convertible promissory note			1,500,000			$ 1,500,000
Convertible promissory note outstanding				$ 1,341,000				0
Percentage of transactional fee paid				50.00%
Aggregate principal amount			1,500,000			1,500,000
Percentage of amount deposited in trust account				50.00%
First extension note | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note					$ 468,821
Outstanding amount			234,411	$ 39,068
Share price					$ 0.04
Second extension note | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note	$ 137,375
Outstanding amount			22,896
Share price	$ 0.04
Aggregate principal amount	$ 137,375
Amount of convertible promissory note	137,375
Total expenses incurred			22,896
Aggregate principal amount	$ 137,375
2022 Promissory Note | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Borrowed aggregate principal amount					$ 1,000,000
Promissory Note - Related Party | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note		$ 544,000
Outstanding amount			544,000	544,000
Promissory Note - Related Party | 2022 Promissory Note | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Borrowed aggregate principal amount					1,000,000
Related party | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding amount				39,068				0
Sponsor | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Income taxes payable			30,694
Due to the Sponsor for certain reimbursable expenses				27,854
Sponsor | 2022 Promissory Note III | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding amount			629,222	0
Borrowed aggregate principal amount					1,000,000
Sponsor | Promissory Note - Related Party | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note					468,821
Outstanding amount				544,000				544,000
Borrowed aggregate principal amount					468,821	$ 1,500,000
Sponsor | Promissory Note - Related Party | 2021 Promissory Note | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note		544,000
Outstanding amount			544,000	544,000
Due to the Sponsor for certain reimbursable expenses		$ 544,000
Sponsor | Promissory Note - Related Party | 2022 Promissory Note | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding amount			400,000	400,000				$ 0
Borrowed aggregate principal amount							$ 400,000
Sponsor | Promissory Note - Related Party | 2022 Promissory Note III | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding amount			$ 629,222	$ 0
Borrowed aggregate principal amount					$ 1,000,000